Pension schemes - Schedule of pension expense excluding interest amount (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension schemes
Defined benefit pension expense	£ 4	£ 5	£ 19
Defined contribution pension expense	140	137	131
Total	£ 144	£ 142	£ 150